Other financial liabilities (Details 1) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of other financial liabilities [Line Items]
Other current financial liabilities	$ 69,129,474	$ 63,528,631
0 to 3 months
Disclosure of other financial liabilities [Line Items]
Other current financial liabilities	10,238,905	10,810,923
Later than three months and not later than one year [member]
Disclosure of other financial liabilities [Line Items]
Other current financial liabilities	$ 58,890,569	$ 52,717,708
Bono Serie H Bonds Payable [Member] | Compania Cervecerias Unidas S.A. [Member]
Disclosure of other financial liabilities [Line Items]
Debtor Tax ID	90,413,000-1
Debtor country		Chile
Lending party Tax ID		573 23/03/2009
Creditor country		Chile
Currency		UF
Interest Rate		4.25%
Bono Serie J Bonds Payable [Member] | Compania Cervecerias Unidas S.A. [Member]
Disclosure of other financial liabilities [Line Items]
Debtor Tax ID	90,413,000-1
Debtor country		Chile
Lending party Tax ID		898 28/06/2018
Creditor country		Chile
Currency		UF
Bank borrowings [Member]
Disclosure of other financial liabilities [Line Items]
Other current financial liabilities	$ 37,754,705	$ 42,447,438
Bank borrowings [Member] | 0 to 3 months
Disclosure of other financial liabilities [Line Items]
Other current financial liabilities		9,478,815
Bank borrowings [Member] | Later than three months and not later than one year [member]
Disclosure of other financial liabilities [Line Items]
Other current financial liabilities		$ 32,968,623
Bank borrowings [Member] | Manantial S.A. [Member]
Disclosure of other financial liabilities [Line Items]
Debtor Tax ID		96,711,590-8
Bank borrowings [Member] | Cerveceria Kunstmann S.A. [Member]
Disclosure of other financial liabilities [Line Items]
Debtor Tax ID		96,981,310-6
Bank borrowings [Member] | Bank Borrowings One [Member] | Cervecera Guayacan SpA. [Member]
Disclosure of other financial liabilities [Line Items]
Debtor Tax ID	76,035,409-0	76,035,409-0
Debtor country	Chile	Chile
Lending party Tax ID	76,645,030-K	76,645,030-K
Creditor country	Chile	Chile
Currency	UF	UF
Other current financial liabilities	$ 5,428	$ 4,666
Type of amortization	Monthly	Monthly
Interest Rate	4.87%	4.87%
Bank borrowings [Member] | Bank Borrowings One [Member] | Cervecera Guayacan SpA. [Member] | 0 to 3 months
Disclosure of other financial liabilities [Line Items]
Other current financial liabilities	$ 1,357	$ 2,037
Bank borrowings [Member] | Bank Borrowings One [Member] | Cervecera Guayacan SpA. [Member] | Later than three months and not later than one year [member]
Disclosure of other financial liabilities [Line Items]
Other current financial liabilities	$ 4,071	$ 2,629
Bank borrowings [Member] | Bank Borrowings Two [Member] | Vina San Pedro Tarapaca S.A. [Member]
Disclosure of other financial liabilities [Line Items]
Debtor Tax ID		91,041,000-8
Debtor country		Chile
Lending party Tax ID		97,030,000-7
Creditor country		Chile
Currency		CLP
Other current financial liabilities		$ 10,715,017
Type of amortization		At maturity
Interest Rate		2.20%
Bank borrowings [Member] | Bank Borrowings Two [Member] | Vina San Pedro Tarapaca S.A. [Member] | 0 to 3 months
Disclosure of other financial liabilities [Line Items]
Other current financial liabilities		$ 0
Bank borrowings [Member] | Bank Borrowings Two [Member] | Vina San Pedro Tarapaca S.A. [Member] | Later than three months and not later than one year [member]
Disclosure of other financial liabilities [Line Items]
Other current financial liabilities		$ 10,715,017
Bank borrowings [Member] | Bank Borrowings Two [Member] | Bebidas CCU-PepsiCo SpA [Member]
Disclosure of other financial liabilities [Line Items]
Debtor Tax ID	76,337,371-1
Debtor country	Chile
Lending party Tax ID	97,018,000-1
Creditor country	Chile
Currency	CLP
Other current financial liabilities	$ 8,179
Type of amortization	At maturity
Interest Rate	3.20%
Bank borrowings [Member] | Bank Borrowings Two [Member] | Bebidas CCU-PepsiCo SpA [Member] | 0 to 3 months
Disclosure of other financial liabilities [Line Items]
Other current financial liabilities	$ 8,179
Bank borrowings [Member] | Bank Borrowings Two [Member] | Bebidas CCU-PepsiCo SpA [Member] | Later than three months and not later than one year [member]
Disclosure of other financial liabilities [Line Items]
Other current financial liabilities	$ 0
Bank borrowings [Member] | Bank Borrowings Three [Member] | Vina San Pedro Tarapaca S.A. [Member]
Disclosure of other financial liabilities [Line Items]
Debtor Tax ID		91,041,000-8
Debtor country		Chile
Lending party Tax ID		76,645,030-K
Creditor country		Chile
Currency		USD
Other current financial liabilities		$ 11,370,518
Type of amortization		At maturity
Interest Rate		2.47%
Bank borrowings [Member] | Bank Borrowings Three [Member] | Vina San Pedro Tarapaca S.A. [Member] | 0 to 3 months
Disclosure of other financial liabilities [Line Items]
Other current financial liabilities		$ 0
Bank borrowings [Member] | Bank Borrowings Three [Member] | Vina San Pedro Tarapaca S.A. [Member] | Later than three months and not later than one year [member]
Disclosure of other financial liabilities [Line Items]
Other current financial liabilities		$ 11,370,518
Bank borrowings [Member] | Bank Borrowings Three [Member] | Compania Cervecerias Unidas S.A. [Member]
Disclosure of other financial liabilities [Line Items]
Debtor Tax ID	90,413,000-1
Debtor country	Chile
Lending party Tax ID	97,030,000-7
Creditor country	Chile
Currency	CLP
Other current financial liabilities	$ 324,308
Type of amortization	At maturity
Interest Rate	4.56%
Bank borrowings [Member] | Bank Borrowings Three [Member] | Compania Cervecerias Unidas S.A. [Member] | 0 to 3 months
Disclosure of other financial liabilities [Line Items]
Other current financial liabilities	$ 0
Bank borrowings [Member] | Bank Borrowings Three [Member] | Compania Cervecerias Unidas S.A. [Member] | Later than three months and not later than one year [member]
Disclosure of other financial liabilities [Line Items]
Other current financial liabilities	$ 324,308
Bank borrowings [Member] | Bank Borrowings Four [Member] | Vina San Pedro Tarapaca S.A. [Member]
Disclosure of other financial liabilities [Line Items]
Debtor Tax ID	91,041,000-8	91,041,000-8
Debtor country	Chile	Chile
Lending party Tax ID	97,030,000-7	76,645,030-K
Creditor country	Chile	Chile
Currency	CLP	USD
Other current financial liabilities	$ 10,926,400	$ 45,102
Type of amortization	At maturity	At maturity
Interest Rate	2.20%	3.64%
Bank borrowings [Member] | Bank Borrowings Four [Member] | Vina San Pedro Tarapaca S.A. [Member] | 0 to 3 months
Disclosure of other financial liabilities [Line Items]
Other current financial liabilities	$ 0	$ 0
Bank borrowings [Member] | Bank Borrowings Four [Member] | Vina San Pedro Tarapaca S.A. [Member] | Later than three months and not later than one year [member]
Disclosure of other financial liabilities [Line Items]
Other current financial liabilities	$ 10,926,400	$ 45,102
Bank borrowings [Member] | Bank Borrowings Five [Member] | Vina San Pedro Tarapaca S.A. [Member]
Disclosure of other financial liabilities [Line Items]
Debtor Tax ID	91,041,000-8	91,041,000-8
Debtor country	Chile	Chile
Lending party Tax ID	76,645,030-K	97,018,000-1
Creditor country	Chile	Chile
Currency	USD	USD
Other current financial liabilities	$ 42,899	$ 7,629,611
Type of amortization	At maturity	At maturity
Interest Rate	3.64%	3.08%
Bank borrowings [Member] | Bank Borrowings Five [Member] | Vina San Pedro Tarapaca S.A. [Member] | 0 to 3 months
Disclosure of other financial liabilities [Line Items]
Other current financial liabilities	$ 0	$ 0
Bank borrowings [Member] | Bank Borrowings Five [Member] | Vina San Pedro Tarapaca S.A. [Member] | Later than three months and not later than one year [member]
Disclosure of other financial liabilities [Line Items]
Other current financial liabilities	$ 42,899	$ 7,629,611
Bank borrowings [Member] | Bank Borrowings Six [Member] | Vina San Pedro Tarapaca S.A. [Member]
Disclosure of other financial liabilities [Line Items]
Debtor Tax ID	91,041,000-8	91,041,000-8
Debtor country	Chile	Chile
Lending party Tax ID	97,018,000-1	97,018,000-1
Creditor country	Chile	Chile
Currency	USD	USD
Other current financial liabilities	$ 10,796,220	$ 9,089
Type of amortization	At maturity	At maturity
Interest Rate	1.98%	2.90%
Bank borrowings [Member] | Bank Borrowings Six [Member] | Vina San Pedro Tarapaca S.A. [Member] | 0 to 3 months
Disclosure of other financial liabilities [Line Items]
Other current financial liabilities	$ 0	$ 0
Bank borrowings [Member] | Bank Borrowings Six [Member] | Vina San Pedro Tarapaca S.A. [Member] | Later than three months and not later than one year [member]
Disclosure of other financial liabilities [Line Items]
Other current financial liabilities	$ 10,796,220	$ 9,089
Bank borrowings [Member] | Bank Borrowings Seven [Member] | Vina San Pedro Tarapaca S.A. [Member]
Disclosure of other financial liabilities [Line Items]
Debtor Tax ID	91,041,000-8
Debtor country	Chile
Lending party Tax ID	97,018,000-1
Creditor country	Chile
Currency	USD
Other current financial liabilities	$ 8,250,670
Type of amortization	At maturity
Interest Rate	1.20%
Bank borrowings [Member] | Bank Borrowings Seven [Member] | Vina San Pedro Tarapaca S.A. [Member] | 0 to 3 months
Disclosure of other financial liabilities [Line Items]
Other current financial liabilities	$ 3,650
Bank borrowings [Member] | Bank Borrowings Seven [Member] | Vina San Pedro Tarapaca S.A. [Member] | Later than three months and not later than one year [member]
Disclosure of other financial liabilities [Line Items]
Other current financial liabilities	$ 8,247,020
Bank borrowings [Member] | Bank Borrowings Seven [Member] | Compania Cervecerias Unidas S.A. [Member]
Disclosure of other financial liabilities [Line Items]
Debtor Tax ID		91,413,000-1
Debtor country		Chile
Lending party Tax ID		97,030,000-7
Creditor country		Chile
Currency		CLP
Other current financial liabilities		$ 319,034
Type of amortization		At maturity
Interest Rate		4.56%
Bank borrowings [Member] | Bank Borrowings Seven [Member] | Compania Cervecerias Unidas S.A. [Member] | 0 to 3 months
Disclosure of other financial liabilities [Line Items]
Other current financial liabilities		$ 0
Bank borrowings [Member] | Bank Borrowings Seven [Member] | Compania Cervecerias Unidas S.A. [Member] | Later than three months and not later than one year [member]
Disclosure of other financial liabilities [Line Items]
Other current financial liabilities		$ 319,034
Bank borrowings [Member] | Bank Borrowings Eight [Member] | Manantial S.A. [Member]
Disclosure of other financial liabilities [Line Items]
Debtor Tax ID		96,711,590-8
Debtor country		Chile
Lending party Tax ID		97,004,000-5
Creditor country		Chile
Currency		CLP
Other current financial liabilities		$ 18,000
Type of amortization		Monthly
Interest Rate		6.00%
Bank borrowings [Member] | Bank Borrowings Eight [Member] | Manantial S.A. [Member] | 0 to 3 months
Disclosure of other financial liabilities [Line Items]
Other current financial liabilities		$ 13,500
Bank borrowings [Member] | Bank Borrowings Eight [Member] | Manantial S.A. [Member] | Later than three months and not later than one year [member]
Disclosure of other financial liabilities [Line Items]
Other current financial liabilities		$ 4,500
Bank borrowings [Member] | Bank Borrowings Eight [Member] | Cerveceria Kunstmann S.A. [Member]
Disclosure of other financial liabilities [Line Items]
Debtor Tax ID	96,981,310-6
Debtor country	Chile
Lending party Tax ID	97,004,000-5
Creditor country	Chile
Currency	CLP
Other current financial liabilities	$ 2,044,827
Type of amortization	At maturity
Interest Rate	4.92%
Bank borrowings [Member] | Bank Borrowings Eight [Member] | Cerveceria Kunstmann S.A. [Member] | 0 to 3 months
Disclosure of other financial liabilities [Line Items]
Other current financial liabilities	$ 44,827
Bank borrowings [Member] | Bank Borrowings Eight [Member] | Cerveceria Kunstmann S.A. [Member] | Later than three months and not later than one year [member]
Disclosure of other financial liabilities [Line Items]
Other current financial liabilities	$ 2,000,000
Bank borrowings [Member] | Bank Borrowings nine [Member] | Manantial S.A. [Member]
Disclosure of other financial liabilities [Line Items]
Debtor Tax ID		96,711,590-8
Debtor country		Chile
Lending party Tax ID		97,004,000-5
Creditor country		Chile
Currency		CLP
Other current financial liabilities		$ 22,500
Type of amortization		Monthly
Interest Rate		5.76%
Bank borrowings [Member] | Bank Borrowings nine [Member] | Manantial S.A. [Member] | 0 to 3 months
Disclosure of other financial liabilities [Line Items]
Other current financial liabilities		$ 22,500
Bank borrowings [Member] | Bank Borrowings nine [Member] | Manantial S.A. [Member] | Later than three months and not later than one year [member]
Disclosure of other financial liabilities [Line Items]
Other current financial liabilities		$ 0
Bank borrowings [Member] | Bank Borrowings nine [Member] | Cerveceria Kunstmann S.A. [Member]
Disclosure of other financial liabilities [Line Items]
Debtor Tax ID	96,981,310-6
Debtor country	Chile
Lending party Tax ID	76,645,030-K
Creditor country	Chile
Currency	CLP
Other current financial liabilities	$ 2,014,896
Type of amortization	At maturity
Interest Rate	3.83%
Bank borrowings [Member] | Bank Borrowings nine [Member] | Cerveceria Kunstmann S.A. [Member] | 0 to 3 months
Disclosure of other financial liabilities [Line Items]
Other current financial liabilities	$ 0
Bank borrowings [Member] | Bank Borrowings nine [Member] | Cerveceria Kunstmann S.A. [Member] | Later than three months and not later than one year [member]
Disclosure of other financial liabilities [Line Items]
Other current financial liabilities	$ 2,014,896
Bank borrowings [Member] | Bank Borrowings Ten [Member] | Manantial S.A. [Member]
Disclosure of other financial liabilities [Line Items]
Debtor Tax ID		96,711,590-8
Debtor country		Chile
Lending party Tax ID		76,645,030-K
Creditor country		Chile
Currency		CLP
Other current financial liabilities		$ 13,047
Type of amortization		Monthly
Interest Rate		6.12%
Bank borrowings [Member] | Bank Borrowings Ten [Member] | Manantial S.A. [Member] | 0 to 3 months
Disclosure of other financial liabilities [Line Items]
Other current financial liabilities		$ 9,761
Bank borrowings [Member] | Bank Borrowings Ten [Member] | Manantial S.A. [Member] | Later than three months and not later than one year [member]
Disclosure of other financial liabilities [Line Items]
Other current financial liabilities		$ 3,286
Bank borrowings [Member] | Bank Borrowings Ten [Member] | Cerveceria Kunstmann S.A. [Member]
Disclosure of other financial liabilities [Line Items]
Debtor Tax ID	96,981,310-6
Debtor country	Chile
Lending party Tax ID	97,018,000-1
Creditor country	Chile
Currency	CLP
Other current financial liabilities	$ 1,008,444
Type of amortization	At maturity
Interest Rate	4.00%
Bank borrowings [Member] | Bank Borrowings Ten [Member] | Cerveceria Kunstmann S.A. [Member] | 0 to 3 months
Disclosure of other financial liabilities [Line Items]
Other current financial liabilities	$ 0
Bank borrowings [Member] | Bank Borrowings Ten [Member] | Cerveceria Kunstmann S.A. [Member] | Later than three months and not later than one year [member]
Disclosure of other financial liabilities [Line Items]
Other current financial liabilities	$ 1,008,444
Bank borrowings [Member] | Bank Borrowings eleven [Member] | Manantial S.A. [Member]
Disclosure of other financial liabilities [Line Items]
Debtor Tax ID		96,711,590-8
Debtor country		Chile
Lending party Tax ID		97,030,000-7
Creditor country		Chile
Currency		CLP
Other current financial liabilities		$ 52,210
Type of amortization		Monthly
Interest Rate		5.14%
Bank borrowings [Member] | Bank Borrowings eleven [Member] | Manantial S.A. [Member] | 0 to 3 months
Disclosure of other financial liabilities [Line Items]
Other current financial liabilities		$ 22,183
Bank borrowings [Member] | Bank Borrowings eleven [Member] | Manantial S.A. [Member] | Later than three months and not later than one year [member]
Disclosure of other financial liabilities [Line Items]
Other current financial liabilities		$ 30,027
Bank borrowings [Member] | Bank Borrowings eleven [Member] | Cerveceria Kunstmann S.A. [Member]
Disclosure of other financial liabilities [Line Items]
Debtor Tax ID	96,981,310-6
Debtor country	Chile
Lending party Tax ID	97,018,000-1
Creditor country	Chile
Currency	CLP
Other current financial liabilities	$ 1,667,569
Type of amortization	Semiannual
Interest Rate	3.45%
Bank borrowings [Member] | Bank Borrowings eleven [Member] | Cerveceria Kunstmann S.A. [Member] | 0 to 3 months
Disclosure of other financial liabilities [Line Items]
Other current financial liabilities	$ 0
Bank borrowings [Member] | Bank Borrowings eleven [Member] | Cerveceria Kunstmann S.A. [Member] | Later than three months and not later than one year [member]
Disclosure of other financial liabilities [Line Items]
Other current financial liabilities	$ 1,667,569
Bank borrowings [Member] | Bank Borrowings twelve [Member] | Manantial S.A. [Member]
Disclosure of other financial liabilities [Line Items]
Debtor Tax ID		96,711,590-8
Debtor country		Chile
Lending party Tax ID		97,004,000-5
Creditor country		Chile
Currency		CLP
Other current financial liabilities		$ 27,780
Type of amortization		Monthly
Interest Rate		4.44%
Bank borrowings [Member] | Bank Borrowings twelve [Member] | Manantial S.A. [Member] | 0 to 3 months
Disclosure of other financial liabilities [Line Items]
Other current financial liabilities		$ 16,667
Bank borrowings [Member] | Bank Borrowings twelve [Member] | Manantial S.A. [Member] | Later than three months and not later than one year [member]
Disclosure of other financial liabilities [Line Items]
Other current financial liabilities		$ 11,113
Bank borrowings [Member] | Bank Borrowings twelve [Member] | Cerveceria Kunstmann S.A. [Member]
Disclosure of other financial liabilities [Line Items]
Debtor Tax ID	96,981,310-6
Debtor country	Chile
Lending party Tax ID	97,018,000-1
Creditor country	Chile
Currency	CLP
Other current financial liabilities	$ 28,661
Type of amortization	At maturity
Interest Rate	3.95%
Bank borrowings [Member] | Bank Borrowings twelve [Member] | Cerveceria Kunstmann S.A. [Member] | 0 to 3 months
Disclosure of other financial liabilities [Line Items]
Other current financial liabilities	$ 28,661
Bank borrowings [Member] | Bank Borrowings twelve [Member] | Cerveceria Kunstmann S.A. [Member] | Later than three months and not later than one year [member]
Disclosure of other financial liabilities [Line Items]
Other current financial liabilities	$ 0
Bank borrowings [Member] | Bank Borrowings thirteen [Member] | Manantial S.A. [Member]
Disclosure of other financial liabilities [Line Items]
Debtor Tax ID		96,711,590-8
Debtor country		Chile
Lending party Tax ID		97,004,000-5
Creditor country		Chile
Currency		CLP
Other current financial liabilities		$ 48,610
Type of amortization		Monthly
Interest Rate		4.42%
Bank borrowings [Member] | Bank Borrowings thirteen [Member] | Manantial S.A. [Member] | 0 to 3 months
Disclosure of other financial liabilities [Line Items]
Other current financial liabilities		$ 20,834
Bank borrowings [Member] | Bank Borrowings thirteen [Member] | Manantial S.A. [Member] | Later than three months and not later than one year [member]
Disclosure of other financial liabilities [Line Items]
Other current financial liabilities		$ 27,776
Bank borrowings [Member] | Bank Borrowings thirteen [Member] | Compañía Pisquera de Chile S.A. [Member]
Disclosure of other financial liabilities [Line Items]
Debtor Tax ID	99,586,280-8
Debtor country	Chile
Lending party Tax ID	97,030,000-7
Creditor country	Chile
Currency	CLP
Other current financial liabilities	$ 326,560
Type of amortization	At maturity
Interest Rate	4.68%
Bank borrowings [Member] | Bank Borrowings thirteen [Member] | Compañía Pisquera de Chile S.A. [Member] | 0 to 3 months
Disclosure of other financial liabilities [Line Items]
Other current financial liabilities	$ 326,560
Bank borrowings [Member] | Bank Borrowings thirteen [Member] | Compañía Pisquera de Chile S.A. [Member] | Later than three months and not later than one year [member]
Disclosure of other financial liabilities [Line Items]
Other current financial liabilities	$ 0
Bank borrowings [Member] | Bank Borrowings fourteen [Member] | Manantial S.A. [Member]
Disclosure of other financial liabilities [Line Items]
Debtor Tax ID		96,711,590-8
Debtor country		Chile
Lending party Tax ID		97,030,000-7
Creditor country		Chile
Currency		CLP
Other current financial liabilities		$ 25,468
Type of amortization		Monthly
Interest Rate		4.92%
Bank borrowings [Member] | Bank Borrowings fourteen [Member] | Manantial S.A. [Member] | 0 to 3 months
Disclosure of other financial liabilities [Line Items]
Other current financial liabilities		$ 25,468
Bank borrowings [Member] | Bank Borrowings fourteen [Member] | Manantial S.A. [Member] | Later than three months and not later than one year [member]
Disclosure of other financial liabilities [Line Items]
Other current financial liabilities		$ 0
Bank borrowings [Member] | Bank Borrowings fourteen [Member] | Saenz Briones y Cia. S.A.I.C. [Member]
Disclosure of other financial liabilities [Line Items]
Debtor Tax ID	0-E
Debtor country	Argentina
Lending party Tax ID	0-E
Creditor country	Argentina
Currency	ARS
Other current financial liabilities	$ 966
Type of amortization	At maturity
Interest Rate	34.75%
Bank borrowings [Member] | Bank Borrowings fourteen [Member] | Saenz Briones y Cia. S.A.I.C. [Member] | 0 to 3 months
Disclosure of other financial liabilities [Line Items]
Other current financial liabilities	$ 966
Bank borrowings [Member] | Bank Borrowings fourteen [Member] | Saenz Briones y Cia. S.A.I.C. [Member] | Later than three months and not later than one year [member]
Disclosure of other financial liabilities [Line Items]
Other current financial liabilities	$ 0
Bank borrowings [Member] | Bank Borrowings fifteen [Member] | Manantial S.A. [Member]
Disclosure of other financial liabilities [Line Items]
Debtor Tax ID		96,711,590-8
Debtor country		Chile
Lending party Tax ID		97,004,000-5
Creditor country		Chile
Currency		CLP
Other current financial liabilities		$ 41,300
Type of amortization		Monthly
Interest Rate		4.92%
Bank borrowings [Member] | Bank Borrowings fifteen [Member] | Manantial S.A. [Member] | 0 to 3 months
Disclosure of other financial liabilities [Line Items]
Other current financial liabilities		$ 41,300
Bank borrowings [Member] | Bank Borrowings fifteen [Member] | Manantial S.A. [Member] | Later than three months and not later than one year [member]
Disclosure of other financial liabilities [Line Items]
Other current financial liabilities		$ 0
Bank borrowings [Member] | Bank Borrowings fifteen [Member] | Bebidas Bolivianas BBO S.A. [Member]
Disclosure of other financial liabilities [Line Items]
Debtor Tax ID	0-E
Debtor country	Bolivia
Lending party Tax ID	0-E
Creditor country	Bolivia
Currency	BOB
Other current financial liabilities	$ 61,176
Type of amortization	Quarterly
Interest Rate	5.00%
Bank borrowings [Member] | Bank Borrowings fifteen [Member] | Bebidas Bolivianas BBO S.A. [Member] | 0 to 3 months
Disclosure of other financial liabilities [Line Items]
Other current financial liabilities	$ 61,176
Bank borrowings [Member] | Bank Borrowings fifteen [Member] | Bebidas Bolivianas BBO S.A. [Member] | Later than three months and not later than one year [member]
Disclosure of other financial liabilities [Line Items]
Other current financial liabilities	$ 0
Bank borrowings [Member] | Bank Borrowings sixteen [Member] | Manantial S.A. [Member]
Disclosure of other financial liabilities [Line Items]
Debtor country		Chile
Lending party Tax ID		76,645,030-K
Creditor country		Chile
Currency		CLP
Other current financial liabilities		$ 51,671
Type of amortization		Monthly
Interest Rate		4.73%
Bank borrowings [Member] | Bank Borrowings sixteen [Member] | Manantial S.A. [Member] | 0 to 3 months
Disclosure of other financial liabilities [Line Items]
Other current financial liabilities		$ 30,880
Bank borrowings [Member] | Bank Borrowings sixteen [Member] | Manantial S.A. [Member] | Later than three months and not later than one year [member]
Disclosure of other financial liabilities [Line Items]
Other current financial liabilities		$ 20,791
Bank borrowings [Member] | Bank Borrowings sixteen [Member] | Bebidas Bolivianas BBO S.A. [Member]
Disclosure of other financial liabilities [Line Items]
Debtor Tax ID	0-E
Debtor country	Bolivia
Lending party Tax ID	0-E
Creditor country	Bolivia
Currency	BOB
Other current financial liabilities	$ 35,693
Type of amortization	Quarterly
Interest Rate	5.00%
Bank borrowings [Member] | Bank Borrowings sixteen [Member] | Bebidas Bolivianas BBO S.A. [Member] | 0 to 3 months
Disclosure of other financial liabilities [Line Items]
Other current financial liabilities	$ 35,693
Bank borrowings [Member] | Bank Borrowings sixteen [Member] | Bebidas Bolivianas BBO S.A. [Member] | Later than three months and not later than one year [member]
Disclosure of other financial liabilities [Line Items]
Other current financial liabilities	$ 0
Bank borrowings [Member] | Bank Borrowings seventeen [Member] | Manantial S.A. [Member]
Disclosure of other financial liabilities [Line Items]
Debtor Tax ID		96,711,590-8
Debtor country		Chile
Lending party Tax ID		76,645,030-K
Creditor country		Chile
Currency		CLP
Other current financial liabilities		$ 92,344
Type of amortization		Monthly
Interest Rate		4.42%
Bank borrowings [Member] | Bank Borrowings seventeen [Member] | Manantial S.A. [Member] | 0 to 3 months
Disclosure of other financial liabilities [Line Items]
Other current financial liabilities		$ 39,281
Bank borrowings [Member] | Bank Borrowings seventeen [Member] | Manantial S.A. [Member] | Later than three months and not later than one year [member]
Disclosure of other financial liabilities [Line Items]
Other current financial liabilities		$ 53,063
Bank borrowings [Member] | Bank Borrowings seventeen [Member] | Bebidas Bolivianas BBO S.A. [Member]
Disclosure of other financial liabilities [Line Items]
Debtor Tax ID	0-E
Debtor country	Bolivia
Lending party Tax ID	0-E
Creditor country	Bolivia
Currency	BOB
Other current financial liabilities	$ 8,821
Type of amortization	Semiannual
Interest Rate	5.95%
Bank borrowings [Member] | Bank Borrowings seventeen [Member] | Bebidas Bolivianas BBO S.A. [Member] | 0 to 3 months
Disclosure of other financial liabilities [Line Items]
Other current financial liabilities	$ 8,821
Bank borrowings [Member] | Bank Borrowings seventeen [Member] | Bebidas Bolivianas BBO S.A. [Member] | Later than three months and not later than one year [member]
Disclosure of other financial liabilities [Line Items]
Other current financial liabilities	$ 0
Bank borrowings [Member] | Bank Borrowings eighteen [Member] | Manantial S.A. [Member]
Disclosure of other financial liabilities [Line Items]
Debtor Tax ID		96,711,590-8
Debtor country		Chile
Lending party Tax ID		97,004,000-5
Creditor country		Chile
Currency		CLP
Other current financial liabilities		$ 114,800
Type of amortization		Monthly
Interest Rate		5.16%
Bank borrowings [Member] | Bank Borrowings eighteen [Member] | Manantial S.A. [Member] | 0 to 3 months
Disclosure of other financial liabilities [Line Items]
Other current financial liabilities		$ 31,200
Bank borrowings [Member] | Bank Borrowings eighteen [Member] | Manantial S.A. [Member] | Later than three months and not later than one year [member]
Disclosure of other financial liabilities [Line Items]
Other current financial liabilities		$ 83,600
Bank borrowings [Member] | Bank Borrowings eighteen [Member] | Milotur S.A. [Member]
Disclosure of other financial liabilities [Line Items]
Debtor Tax ID	0-E
Debtor country	Uruguay
Lending party Tax ID	0-E
Creditor country	Uruguay
Currency	UI
Other current financial liabilities	$ 202,988
Type of amortization	Monthly
Interest Rate	4.80%
Bank borrowings [Member] | Bank Borrowings eighteen [Member] | Milotur S.A. [Member] | 0 to 3 months
Disclosure of other financial liabilities [Line Items]
Other current financial liabilities	$ 202,988
Bank borrowings [Member] | Bank Borrowings eighteen [Member] | Milotur S.A. [Member] | Later than three months and not later than one year [member]
Disclosure of other financial liabilities [Line Items]
Other current financial liabilities	0
Bank borrowings [Member] | Bank Borrowings nineteen [Member] | Manantial S.A. [Member]
Disclosure of other financial liabilities [Line Items]
Debtor Tax ID		96,711,590-8
Debtor country		Chile
Lending party Tax ID		97,004,000-5
Creditor country		Chile
Currency		CLP
Other current financial liabilities		$ 300,155
Type of amortization		Monthly
Interest Rate		0.31%
Bank borrowings [Member] | Bank Borrowings nineteen [Member] | Manantial S.A. [Member] | 0 to 3 months
Disclosure of other financial liabilities [Line Items]
Other current financial liabilities		$ 300,155
Bank borrowings [Member] | Bank Borrowings nineteen [Member] | Manantial S.A. [Member] | Later than three months and not later than one year [member]
Disclosure of other financial liabilities [Line Items]
Other current financial liabilities		$ 0
Bank borrowings [Member] | Bank Borrowings twenty [Member] | Manantial S.A. [Member]
Disclosure of other financial liabilities [Line Items]
Debtor Tax ID		96,711,590-8
Debtor country		Chile
Lending party Tax ID		97,004,000-5
Creditor country		Chile
Currency		CLP
Other current financial liabilities		$ 997,853
Type of amortization		Monthly
Interest Rate		2.34%
Bank borrowings [Member] | Bank Borrowings twenty [Member] | Manantial S.A. [Member] | 0 to 3 months
Disclosure of other financial liabilities [Line Items]
Other current financial liabilities		$ 997,853
Bank borrowings [Member] | Bank Borrowings twenty [Member] | Manantial S.A. [Member] | Later than three months and not later than one year [member]
Disclosure of other financial liabilities [Line Items]
Other current financial liabilities		$ 0
Bank borrowings [Member] | Bank Borrowings twenty one [Member] | Cerveceria Kunstmann S.A. [Member]
Disclosure of other financial liabilities [Line Items]
Debtor Tax ID		96,981,310-6
Debtor country		Chile
Lending party Tax ID		97,004,000-5
Creditor country		Chile
Currency		CLP
Other current financial liabilities		$ 45,100
Type of amortization		At maturity
Interest Rate		4.92%
Bank borrowings [Member] | Bank Borrowings twenty one [Member] | Cerveceria Kunstmann S.A. [Member] | 0 to 3 months
Disclosure of other financial liabilities [Line Items]
Other current financial liabilities		$ 45,100
Bank borrowings [Member] | Bank Borrowings twenty one [Member] | Cerveceria Kunstmann S.A. [Member] | Later than three months and not later than one year [member]
Disclosure of other financial liabilities [Line Items]
Other current financial liabilities		$ 0
Bank borrowings [Member] | Bank Borrowings twenty two [Member] | Cerveceria Kunstmann S.A. [Member]
Disclosure of other financial liabilities [Line Items]
Debtor Tax ID		96,981,310-6
Debtor country		Chile
Lending party Tax ID		97,004,000-5
Creditor country		Chile
Currency		CLP
Other current financial liabilities		$ 406,384
Type of amortization		At maturity
Interest Rate		4.56%
Bank borrowings [Member] | Bank Borrowings twenty two [Member] | Cerveceria Kunstmann S.A. [Member] | 0 to 3 months
Disclosure of other financial liabilities [Line Items]
Other current financial liabilities		$ 6,384
Bank borrowings [Member] | Bank Borrowings twenty two [Member] | Cerveceria Kunstmann S.A. [Member] | Later than three months and not later than one year [member]
Disclosure of other financial liabilities [Line Items]
Other current financial liabilities		$ 400,000
Bank borrowings [Member] | Bank Borrowings twenty three [Member] | Cerveceria Kunstmann S.A. [Member]
Disclosure of other financial liabilities [Line Items]
Debtor Tax ID		96,981,310-6
Debtor country		Chile
Lending party Tax ID		97,030,000-7
Creditor country		Chile
Currency		CLP
Other current financial liabilities		$ 596,303
Type of amortization		Monthly
Interest Rate		5.02%
Bank borrowings [Member] | Bank Borrowings twenty three [Member] | Cerveceria Kunstmann S.A. [Member] | 0 to 3 months
Disclosure of other financial liabilities [Line Items]
Other current financial liabilities		$ 296,906
Bank borrowings [Member] | Bank Borrowings twenty three [Member] | Cerveceria Kunstmann S.A. [Member] | Later than three months and not later than one year [member]
Disclosure of other financial liabilities [Line Items]
Other current financial liabilities		$ 299,397
Bank borrowings [Member] | Bank Borrowings twenty four [Member] | Cerveceria Kunstmann S.A. [Member]
Disclosure of other financial liabilities [Line Items]
Debtor Tax ID		96,981,310-6
Debtor country		Chile
Lending party Tax ID		76,645,030-K
Creditor country		Chile
Currency		CLP
Other current financial liabilities		$ 14,896
Type of amortization		At maturity
Interest Rate		3.83%
Bank borrowings [Member] | Bank Borrowings twenty four [Member] | Cerveceria Kunstmann S.A. [Member] | 0 to 3 months
Disclosure of other financial liabilities [Line Items]
Other current financial liabilities		$ 0
Bank borrowings [Member] | Bank Borrowings twenty four [Member] | Cerveceria Kunstmann S.A. [Member] | Later than three months and not later than one year [member]
Disclosure of other financial liabilities [Line Items]
Other current financial liabilities		$ 14,896
Bank borrowings [Member] | Bank Borrowings twenty five [Member] | Cerveceria Kunstmann S.A. [Member]
Disclosure of other financial liabilities [Line Items]
Debtor country		Chile
Lending party Tax ID		97,018,000-1
Creditor country		Chile
Currency		CLP
Other current financial liabilities		$ 8,444
Type of amortization		At maturity
Interest Rate		4.00%
Bank borrowings [Member] | Bank Borrowings twenty five [Member] | Cerveceria Kunstmann S.A. [Member] | 0 to 3 months
Disclosure of other financial liabilities [Line Items]
Other current financial liabilities		$ 0
Bank borrowings [Member] | Bank Borrowings twenty five [Member] | Cerveceria Kunstmann S.A. [Member] | Later than three months and not later than one year [member]
Disclosure of other financial liabilities [Line Items]
Other current financial liabilities		$ 8,444
Bank borrowings [Member] | Bank Borrowings twenty six [Member] | Cerveceria Kunstmann S.A. [Member]
Disclosure of other financial liabilities [Line Items]
Debtor Tax ID		96,981,310-6
Debtor country		Chile
Lending party Tax ID		97,018,000-1
Creditor country		Chile
Currency		CLP
Other current financial liabilities		$ 1,589,137
Type of amortization		Semiannual
Interest Rate		3.45%
Bank borrowings [Member] | Bank Borrowings twenty six [Member] | Cerveceria Kunstmann S.A. [Member] | 0 to 3 months
Disclosure of other financial liabilities [Line Items]
Other current financial liabilities		$ 0
Bank borrowings [Member] | Bank Borrowings twenty six [Member] | Cerveceria Kunstmann S.A. [Member] | Later than three months and not later than one year [member]
Disclosure of other financial liabilities [Line Items]
Other current financial liabilities		$ 1,589,137
Bank borrowings [Member] | Bank Borrowings twenty seven [Member] | Compañía Pisquera de Chile S.A. [Member]
Disclosure of other financial liabilities [Line Items]
Debtor Tax ID		99,586,280-8
Debtor country		Chile
Lending party Tax ID		97,030,000-7
Creditor country		Chile
Currency		CLP
Other current financial liabilities		$ 322,400
Type of amortization		At maturity
Interest Rate		4.68%
Bank borrowings [Member] | Bank Borrowings twenty seven [Member] | Compañía Pisquera de Chile S.A. [Member] | 0 to 3 months
Disclosure of other financial liabilities [Line Items]
Other current financial liabilities		$ 322,400
Bank borrowings [Member] | Bank Borrowings twenty seven [Member] | Compañía Pisquera de Chile S.A. [Member] | Later than three months and not later than one year [member]
Disclosure of other financial liabilities [Line Items]
Other current financial liabilities		$ 0
Bank borrowings [Member] | Bank Borrowings twenty eight [Member] | Compania Industrial Cervecera S.A. [Member]
Disclosure of other financial liabilities [Line Items]
Debtor Tax ID		0-E
Debtor country		Argentina
Lending party Tax ID		0-E
Creditor country		Argentina
Currency		ARS
Other current financial liabilities		$ 4,385,390
Type of amortization		At maturity
Interest Rate		55.00%
Bank borrowings [Member] | Bank Borrowings twenty eight [Member] | Compania Industrial Cervecera S.A. [Member] | 0 to 3 months
Disclosure of other financial liabilities [Line Items]
Other current financial liabilities		$ 4,385,390
Bank borrowings [Member] | Bank Borrowings twenty eight [Member] | Compania Industrial Cervecera S.A. [Member] | Later than three months and not later than one year [member]
Disclosure of other financial liabilities [Line Items]
Other current financial liabilities		$ 0
Bank borrowings [Member] | Bank Borrowings twenty nine [Member] | Compania Industrial Cervecera S.A. [Member]
Disclosure of other financial liabilities [Line Items]
Debtor Tax ID		0-E
Debtor country		Argentina
Lending party Tax ID		0-E
Creditor country		Argentina
Currency		ARS
Other current financial liabilities		$ 2,474,461
Type of amortization		At maturity
Interest Rate		53.00%
Bank borrowings [Member] | Bank Borrowings twenty nine [Member] | Compania Industrial Cervecera S.A. [Member] | 0 to 3 months
Disclosure of other financial liabilities [Line Items]
Other current financial liabilities		$ 2,474,461
Bank borrowings [Member] | Bank Borrowings twenty nine [Member] | Compania Industrial Cervecera S.A. [Member] | Later than three months and not later than one year [member]
Disclosure of other financial liabilities [Line Items]
Other current financial liabilities		$ 0
Bank borrowings [Member] | Bank Borrowings thirty [Member] | Bebidas Bolivianas BBO S.A. [Member]
Disclosure of other financial liabilities [Line Items]
Debtor Tax ID		0-E
Debtor country		Bolivia
Lending party Tax ID		0-E
Creditor country		Bolivia
Currency		BOB
Other current financial liabilities		$ 41,808
Type of amortization		Quarterly
Interest Rate		5.00%
Bank borrowings [Member] | Bank Borrowings thirty [Member] | Bebidas Bolivianas BBO S.A. [Member] | 0 to 3 months
Disclosure of other financial liabilities [Line Items]
Other current financial liabilities		$ 41,808
Bank borrowings [Member] | Bank Borrowings thirty [Member] | Bebidas Bolivianas BBO S.A. [Member] | Later than three months and not later than one year [member]
Disclosure of other financial liabilities [Line Items]
Other current financial liabilities		$ 0
Bank borrowings [Member] | Bank Borrowings thirty one [Member] | Milotur S.A. [Member]
Disclosure of other financial liabilities [Line Items]
Debtor Tax ID		0-E
Debtor country		Uruguay
Lending party Tax ID		0-E
Creditor country		Uruguay
Currency		UI
Other current financial liabilities		$ 664,340
Type of amortization		Monthly
Interest Rate		4.80%
Bank borrowings [Member] | Bank Borrowings thirty one [Member] | Milotur S.A. [Member] | 0 to 3 months
Disclosure of other financial liabilities [Line Items]
Other current financial liabilities		$ 332,747
Bank borrowings [Member] | Bank Borrowings thirty one [Member] | Milotur S.A. [Member] | Later than three months and not later than one year [member]
Disclosure of other financial liabilities [Line Items]
Other current financial liabilities		331,593
Bonds payable [Member]
Disclosure of other financial liabilities [Line Items]
Other current financial liabilities	7,691,023	$ 6,744,739
Bonds payable [Member] | 0 to 3 months
Disclosure of other financial liabilities [Line Items]
Other current financial liabilities	4,392,116
Bonds payable [Member] | Later than three months and not later than one year [member]
Disclosure of other financial liabilities [Line Items]
Other current financial liabilities	$ 3,298,907
Bonds payable [Member] | Bono Serie H Bonds Payable [Member] | Compania Cervecerias Unidas S.A. [Member]
Disclosure of other financial liabilities [Line Items]
Debtor Tax ID	90,413,000-1	90,413,000-1
Debtor country	Chile	Chile
Creditor country	Chile	Chile
Currency	UF	UF
Other current financial liabilities	$ 5,885,748	$ 5,790,003
Type of amortization	Semiannual	Semiannual
Interest Rate	4.25%	4.25%
Bonds payable [Member] | Bono Serie H Bonds Payable [Member] | Compania Cervecerias Unidas S.A. [Member] | 0 to 3 months
Disclosure of other financial liabilities [Line Items]
Other current financial liabilities	$ 3,260,702	$ 661,567
Bonds payable [Member] | Bono Serie H Bonds Payable [Member] | Compania Cervecerias Unidas S.A. [Member] | Later than three months and not later than one year [member]
Disclosure of other financial liabilities [Line Items]
Other current financial liabilities	$ 2,625,046	$ 5,128,436
Bonds payable [Member] | Bono Serie J Bonds Payable [Member] | Compania Cervecerias Unidas S.A. [Member]
Disclosure of other financial liabilities [Line Items]
Debtor Tax ID	90,413,000-1	90,413,000-1
Debtor country	Chile	Chile
Creditor country	Chile	Chile
Currency	UF	UF
Other current financial liabilities	$ 980,367	$ 954,736
Type of amortization	Semiannual	Semiannual
Interest Rate	2.90%	2.90%
Bonds payable [Member] | Bono Serie J Bonds Payable [Member] | Compania Cervecerias Unidas S.A. [Member] | 0 to 3 months
Disclosure of other financial liabilities [Line Items]
Other current financial liabilities	$ 976,885	$ 0
Bonds payable [Member] | Bono Serie J Bonds Payable [Member] | Compania Cervecerias Unidas S.A. [Member] | Later than three months and not later than one year [member]
Disclosure of other financial liabilities [Line Items]
Other current financial liabilities	$ 3,482	$ 954,736
Bonds payable [Member] | Bono Serie L Bonds Payable [Member] | Compania Cervecerias Unidas S.A. [Member]
Disclosure of other financial liabilities [Line Items]
Debtor Tax ID	90,413,000-1
Debtor country	Chile
Creditor country	Chile
Currency	UF
Other current financial liabilities	$ 300,241
Type of amortization	Semiannual
Interest Rate	1.20%
Bonds payable [Member] | Bono Serie L Bonds Payable [Member] | Compania Cervecerias Unidas S.A. [Member] | 0 to 3 months
Disclosure of other financial liabilities [Line Items]
Other current financial liabilities	$ 52,828
Bonds payable [Member] | Bono Serie L Bonds Payable [Member] | Compania Cervecerias Unidas S.A. [Member] | Later than three months and not later than one year [member]
Disclosure of other financial liabilities [Line Items]
Other current financial liabilities	$ 247,413
Bonds payable [Member] | Bono Serie M Bonds Payable [Member] | Compania Cervecerias Unidas S.A. [Member]
Disclosure of other financial liabilities [Line Items]
Debtor Tax ID	90,413,000-1
Debtor country	Chile
Creditor country	Chile
Currency	UF
Other current financial liabilities	$ 288,690
Type of amortization	Semiannual
Interest Rate	1.60%
Bonds payable [Member] | Bono Serie M Bonds Payable [Member] | Compania Cervecerias Unidas S.A. [Member] | 0 to 3 months
Disclosure of other financial liabilities [Line Items]
Other current financial liabilities	$ 52,355
Bonds payable [Member] | Bono Serie M Bonds Payable [Member] | Compania Cervecerias Unidas S.A. [Member] | Later than three months and not later than one year [member]
Disclosure of other financial liabilities [Line Items]
Other current financial liabilities	$ 236,335
Bonds payable [Member] | Bono Serie D Bonds Payable [Member] | Vina San Pedro Tarapaca S.A. [Member]
Disclosure of other financial liabilities [Line Items]
Debtor Tax ID	91,041,000-8
Debtor country	Chile
Creditor country	Chile
Currency	UF
Other current financial liabilities	$ 235,977
Type of amortization	Semiannual
Interest Rate	1.00%
Bonds payable [Member] | Bono Serie D Bonds Payable [Member] | Vina San Pedro Tarapaca S.A. [Member] | 0 to 3 months
Disclosure of other financial liabilities [Line Items]
Other current financial liabilities	$ 49,346
Bonds payable [Member] | Bono Serie D Bonds Payable [Member] | Vina San Pedro Tarapaca S.A. [Member] | Later than three months and not later than one year [member]
Disclosure of other financial liabilities [Line Items]
Other current financial liabilities	$ 186,631